Document and Entity Information	Aug. 26, 2024
Cover [Abstract]
Entity Registrant Name	Diameter Credit Co
Amendment Flag	false
Entity Central Index Key	0001916099
Document Type	8-K
Document Period End Date	Aug. 26, 2024
Entity Incorporation State Country Code	DE
Entity File Number	814-01510
Entity Tax Identification Number	88-1389797
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	655-1419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false